Inventories	12 Months Ended
Aug. 29, 2013
Inventory Disclosure [Abstract]
Inventories	Inventories

As of	2013	2012
Finished goods	$796	$512
Work in process	1,719	1,148
Raw materials and supplies	134	152
	$2,649	$1,812